Consolidated and Combined Statements of Changes in Shareholders' Equity - USD ($)		Common Stock [Member]	Additional Paid-in Capital [Member]	AOCI Attributable to Parent [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2022	[1]	$ 1,325	$ 33,632,957	$ (10,536,339)	$ (7,399,993)	$ 15,697,950
Balance, shares at Dec. 31, 2022	[1]	13,250,000
Retroactive application of common control acquisition		$ 7,500	(7,500)		(13,180,994)	(13,180,994)
Retroactive application of common control acquisition, shares	[1]	75,000,000
Adjusted opening balance		$ 8,825	33,625,457	(10,536,339)	(20,580,987)	2,516,956
Adjusted opening balance, shares	[1]	88,250,000
Net income for the year					10,317,181	10,317,181
Foreign currency translation adjustments				(712,497)		(712,497)
Balance at Dec. 31, 2023		$ 8,825	33,625,457	(11,248,836)	(10,263,806)	12,121,640
Balance, shares at Dec. 31, 2023	[1]	88,250,000
Retroactive application of common control acquisition					(11,947,007)	(11,947,007)
Adjusted opening balance		8,825	33,625,457	(11,248,836)	(22,210,813)	174,633
Adjusted opening balance, shares	[1]	88,250,000
Net income for the year					8,420,771	8,420,771
Foreign currency translation adjustments				(1,438,060)		(1,438,060)
Proceeds from initial public offering, net of expenses		$ 144	3,553,967			3,554,111
Proceeds from initial public offering, net of expenses, shares	[1]	1,437,500
Balance at Dec. 31, 2024		$ 8,969	37,179,424	(12,686,896)	(13,790,042)	10,711,455
Balance, shares at Dec. 31, 2024	[1]	89,687,500
Net income for the year					16,554,152	16,554,152
Foreign currency translation adjustments				575,703		575,703
Balance at Dec. 31, 2025		$ 8,969	$ 37,179,424	$ (12,111,193)	$ 2,764,110	$ 27,841,310
Balance, shares at Dec. 31, 2025	[1]	89,687,500

[1]	The shares amounts are presented on a retroactive basis, giving the effect from the completion of common control acquisition.